Stock-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Feb. 28, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	2,331,000	834,000	1,064,000
Aggregate intrinsic value of options exercised in period	$ 17.3	$ 4.8	$ 0.2
Total fair market value of stock options vested during the period	2.2	1.2	0.8
Unrecognized stock-based compensation expense, related to stock options	14.0
2014 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial reserve of shares under the plan				1,850,000
Additional shares authorized under the plan, percentage increase				4.50%
Shares reserved for future issuance				1,957,000
Granted (shares)	606,000
Shares available for future issuance under the plan	1,407,000			2,006,000
Shares transferred from the previous plan that expired or terminated	7,000			49,000
2007 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for future issuance	9,172,000
Additional shares authorized under the plan					1,400,000
Shares transferred to new plan				107,000
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation, related to stock options, period for recognition	3 years
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized stock-based compensation, related to stock options, period for recognition	3 years 10 months 24 days
Unrecognized stock-based compensation expense, related to restricted stock	$ 0.5